Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) BTU kT	Dec. 31, 2018 CLP ($) BTU kT bbl	Jul. 09, 2017 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 13,487,584	$ 151,989,905	$ 36,892
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 73,011,293
Commodities Risk [Member] | Brent [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | kT	1,059
Future net hedged position | bbl		994
Commodities Risk [Member] | API2 [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | kT	1,412	432
Commodities Risk [Member] | BCI7 [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | kT		225
Commodities Risk [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | BTU	4.79	0.2
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 13,487,584	$ 151,989,905
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit		$ 138,954,000
Market Value Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Period for risk analysis	5 years